Form N-CSR Cover	6 Months Ended
Apr. 30, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Trustees’ Equity Fund
Entity Central Index Key	0000313850
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026